UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  Chadds Ford Business Campus
          Brandywine Two, Ste 206
          Routes 1 & 202
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania     October 24, 2000

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        48

Form 13F Information Table Value Total:        $180,381

List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATN COM      COM              000886101     4052   150700 SH       SOLE                                     150700
ABBOTT LABS COM                COM              002824100      523    11000 SH       SOLE                                      11000
AMERICAN INTL GROUP COM        COM              026874107     9461    98876 SH       SOLE                                      98876
AMGEN INC COM                  COM              031162100      244     3500 SH       SOLE                                       3500
AVERY DENNISON CORP COM        COM              053611109     4434    95612 SH       SOLE                                      95612
BIOCONTROL TECHNOLOGY COM      COM              090586108        3    22728 SH       SOLE                                      22728
BRISTOL MYERS SQUIBB COM       COM              110122108      286     5000 SH       SOLE                                       5000
CENTEX CORP COM                COM              152312104     3817   118825 SH       SOLE                                     118825
CISCO SYS INC COM              COM              17275R102     6679   120878 SH       SOLE                                     120878
CITIGROUP INC COM              COM              172967101     1152    21300 SH       SOLE                                      21300
COLGATE PALMOLIVE CO COM       COM              194162103      274     5800 SH       SOLE                                       5800
DU PONT E I DE NEMOURS COM     COM              263534109      950    22937 SH       SOLE                                      22937
E M C CORP MASS COM            COM              268648102      307     3100 SH       SOLE                                       3100
EXXON MOBIL CORP COM           COM              30231G102     8616    96677 SH       SOLE                                      96677
GAP INC DEL COM                COM              364760108     2591   128736 SH       SOLE                                     128736
GENERAL ELEC CO COM            COM              369604103    10525   182440 SH       SOLE                                     182440
HEWLETT PACKARD CO COM         COM              428236103     4479    46175 SH       SOLE                                      46175
HOME DEPOT INC COM             COM              437076102     6393   120475 SH       SOLE                                     120475
HONEYWELL INTERNATIONAL INC    COM              438516106     3806   106832 SH       SOLE                                     106832
HOUSEHOLD INTL INC COM         COM              441815107      679    12000 SH       SOLE                                      12000
ILLINOIS TOOL WKS INC COM      COM              452308109     4627    82810 SH       SOLE                                      82810
INTEL CORP COM                 COM              458140100     8593   206742 SH       SOLE                                     206742
INTERNATIONAL BUS MACH COM     COM              459200101      391     3472 SH       SOLE                                       3472
INTERPUBLIC GROUP COS COM      COM              460690100     4649   136472 SH       SOLE                                     136472
JOHNSON & JOHNSON COM          COM              478160104     8115    86387 SH       SOLE                                      86387
LUCENT TECHNOLOGIES COM        COM              549463107      454    14855 SH       SOLE                                      14855
MEDTRONIC INC COM              COM              585055106     6562   126641 SH       SOLE                                     126641
MERCK & CO INC COM             COM              589331107     5602    75263 SH       SOLE                                      75263
MICROSOFT CORP COM             COM              594918104     4163    69030 SH       SOLE                                      69030
MORGAN STAN DEAN WITTR COM     COM              617446448     6449    70530 SH       SOLE                                      70530
ORACLE CORP COM                COM              68389X105      498     6324 SH       SOLE                                       6324
PFIZER INC COM                 COM              717081103     5249   116813 SH       SOLE                                     116813
PNC BK CORP COM                COM              693475105      327     5036 SH       SOLE                                       5036
PRICE T ROWE & ASSOC COM       COM              741477103     5293   112775 SH       SOLE                                     112775
PROCTER & GAMBLE CO COM        COM              742718109     3106    46360 SH       SOLE                                      46360
SBC COMMUNICATIONS INC COM     COM              78387G103     5781   115624 SH       SOLE                                     115624
SCHERING PLOUGH CORP COM       COM              806605101     5610   120638 SH       SOLE                                     120638
SCHWAB CHARLES CP COM          COM              808513105     7401   208492 SH       SOLE                                     208492
SUN MICROSYSTEMS INC COM       COM              866810104     8953    76687 SH       SOLE                                      76687
TYCO INTL LTD COM              COM              902124106      453     8725 SH       SOLE                                       8725
VERIZON COMMUNICATIONS COM     COM                             455     9403 SH       SOLE                                       9403
VULCAN MATLS CO COM            COM              929160109     2518    62655 SH       SOLE                                      62655
WAL MART STORES INC COM        COM              931142103      226     4694 SH       SOLE                                       4694
WALGREEN CO COM                COM              931422109      330     8700 SH       SOLE                                       8700
WELLS FARGO & CO COM           COM              949746101     6730   146501 SH       SOLE                                     146501
WORLDCOM INC GA COM            COM              55268B106      232     7622 SH       SOLE                                       7622
BP AMOCO P L C SPONSORED ADR   ADR                            5271    99444 SH       SOLE                                      99444
NOKIA CORP SPONSORED ADR       ADR              654902204     3072    77150 SH       SOLE                                      77150